Note 3 - Going Concern	3 Months Ended
Mar. 31, 2015
Notes
Note 3 - Going Concern

NOTE 3 – Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred losses totaling $16,825,056 as of March 31, 2015; and has a incurred a net loss for the current period of $544,036. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. If necessary, the Company will pursue additional equity and/or debt financing while managing cash flows from operations in an effort to provide funds to meet its obligations on a timely basis and to support future business development. The financial statements do not contain any adjustments to reflect the possible future effects on the classification of assets or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern. To address these issues, on January 20, 2015 the Company executed an unsecured, subordinate convertible debenture which raised net $400,000. Additionally, the Company has in place an equity line share purchase agreement (the “Purchase Agreement”), pursuant to which we may make sales of shares of our common stock, subject to certain limitations set forth in the Purchase Agreement, if our share price is trading at or above a stipulated floor price.